Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: December 12, 2022

Payment Date	12/15/2022
Collection Period Start	11/1/2022
Collection Period End	11/30/2022
Interest Period Start	11/15/2022
Interest Period End	12/14/2022

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$211,958,729.55	$28,073,764.00	$183,884,965.55	0.394434	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$824,241,729.55	$28,073,764.00	$796,167,965.55

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$827,632,939.54	$799,559,175.54	0.589435
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$827,632,939.54	$799,559,175.54
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$211,958,729.55	0.32000%	30/360	$56,522.33
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$824,241,729.55			$496,741.08

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$827,632,939.54	$799,559,175.54
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$827,632,939.54	$799,559,175.54
Number of Receivable Outstanding	52,553	51,827
Weight Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	47	46

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,660,466.49
Principal Collections	$27,875,858.96
Liquidation Proceeds	$37,391.11
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$30,573,716.56
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$30,573,716.56

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$689,694.12	$689,694.12	$—	$—	$29,884,022.44
Interest - Class A-1 Notes	$—	$—	$—	$—	$29,884,022.44
Interest - Class A-2 Notes	$56,522.33	$56,522.33	$—	$—	$29,827,500.11
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$29,528,355.11
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$29,437,017.11
First Allocation of Principal	$—	$—	$—	$—	$29,437,017.11
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$29,422,434.73
Second Allocation of Principal	$—	$—	$—	$—	$29,422,434.73
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$29,406,270.96
Third Allocation of Principal	$11,118,554.01	$11,118,554.01	$—	$—	$18,287,716.95
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$18,268,727.35
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,704,727.35
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,704,727.35
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,313,517.36
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,313,517.36
Remaining Funds to Certificates	$1,313,517.36	$1,313,517.36	$—	$—	$—
Total	$30,573,716.56	$30,573,716.56	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$827,632,939.54	$799,559,175.54
Note Balance	$824,241,729.55	$796,167,965.55
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	12	$197,905.04
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	28	$37,391.11
Monthly Net Losses (Liquidation Proceeds)			$160,513.93
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.20%
Current Collection Period			0.24%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$1,141,518.27
Cumulative Net Loss Ratio			0.08%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.18%	84	$1,451,334.90
60-89 Days Delinquent	0.05%	22	$362,648.64
90-119 Days Delinquent	0.01%	5	$85,489.70
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.24%	111	$1,899,473.24

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		1	$32,884.58
Total Repossessed Inventory		7	$130,954.91

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		27	$448,138.34
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.06%
Preceding Collection Period			0.07%
Current Collection Period			0.06%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.38	0.05%	19	0.04%